Investments in joint ventures	9 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
13. Investments in joint ventures

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Accumulated losses of joint ventures	$26,848	$25,886

The Partnership has a 50% interest in each of SRV Joint Gas Ltd. (owner of Neptune) and SRV Joint Gas Two Ltd. (owner of GDF Suez Cape Ann). The following table presents the summarized financial information for 100% of the combined joint ventures on an aggregated basis.

	Three months ended		Nine months ended
	September 30,		September 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Time charter revenues	$20,919	21,874	63,216	$64,108
Accrual historical boil-off claim (1)	(23,700)	—	(23,700)	—
Total revenues	(2,781)	21,874	39,516	64,108
Operating expenses	(3,466)	(4,760)	(12,671)	(12,961)
Depreciation and amortization	(5,077)	(4,905)	(15,219)	(14,723)
Operating income	(11,324)	12,209	11,626	36,424
Unrealized gain (loss) on derivative instruments	3,604	8,277	7,026	(18,055)
Other financial expense, net	(7,075)	(7,510)	(21,037)	(22,850)
Net income (loss)	$(14,795)	12,976	(2,385)	$(4,481)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	(7,398)	6,488	(1,193)	(2,241)
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	$(7,321)	6,565	(962)	$(2,010)

(1)	Refer to note 17 under “Joint ventures claims and accruals.”

	As of
(in thousands of U.S. dollars)	September 30, 2017	December 31, 2016
Cash and cash equivalents	$3,819	$9,506
Restricted cash	8,503	8,458
Other current assets	2,727	4,492
Total current assets	15,049	22,456
Restricted cash	25,173	25,107
Vessels, net of accumulated depreciation	552,882	567,187
Total long-term assets	578,055	592,294
Current portion of long-term debt	24,620	23,503
Amounts and loans due to owners and affiliates	113	13,654
Derivative financial instruments	11,701	13,588
Other current liabilities	37,036	20,145
Total current liabilities	73,470	70,890
Long-term debt	435,615	453,957
Loans due to owners and affiliates	6,395	1,887
Derivative financial liabilities	74,394	79,533
Other long-term liabilities	40,061	42,929
Total long-term liabilities	556,465	578,306
Net liabilities	$(36,831)	$(34,446)
Share of joint ventures owned	50%	50%
Share of joint ventures net liabilities before eliminations	(18,416)	(17,223)
Eliminations	(8,432)	(8,663)
Accumulated losses of joint ventures	$(26,848)	$(25,886)